(Columbia Variable Portfolio - Marsico Focused Equities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico Focused Equities Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.15%	0.15%
Total annual Fund operating expenses		0.92%	1.17%
Fee waivers and/or reimbursements	[2]	(0.13%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Marsico Focused Equities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	280	497	1,119
Class 2 Shares	106	359	631	1,409

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class 2 shares is October 2, 2006. The returns shown for Class 2 shares include the returns of the Fund's Class 1 shares for periods prior to its inception date. Except for differences in expenses, Class 2 shares have annual returns substantially similar to those of Class 1 shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 1 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:    16.26%

Worst:   4th quarter 2008:   -22.41%

Average Annual Total Return as of December 31, 2012
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia Variable Portfolio - Marsico Focused Equities Fund)	1 Year	5 Years	10 Years
Class 1 Shares	12.04%	(0.44%)	7.00%
Class 2 Shares	11.75%	(0.68%)	6.72%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%